Commitments And Contingencies (Additional Information) (Detail) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended					0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Dec. 31, 2013 Selway Capital, LLC [Member]	Dec. 31, 2013 Other Assets [Member]	Dec. 31, 2013 Cts [Member] Maximum [Member]	Nov. 19, 2013 Mr.Colon [Member]	Nov. 20, 2013 Mr.Colon [Member]	Dec. 31, 2013 Mr.Colon [Member]	Nov. 19, 2013 Mr.Colon [Member] Promissory Note [Member]	Dec. 31, 2013 Mr.Colon [Member] Land [Member]	Nov. 19, 2013 Mr.Colon [Member] Five Year Annal Installments [Member]	Dec. 31, 2012 Selway’s [Member]	Dec. 31, 2013 Selway’s [Member] Subsequent Event [Member]	Dec. 31, 2013 Legal Obligation and Other Costs [Member]	Dec. 31, 2013 Legal Obligation [Member]	Jul. 18, 2011 Omniglow [Member]	Jul. 18, 2011 Omniglow [Member] Attorney Fees and Costs [Member]	Dec. 31, 2013 Newmark Knight and Frank [Member]	Dec. 31, 2013 Operating Leases [Member]	Dec. 31, 2012 Operating Leases [Member]
Commitments and Contingencies Disclosure [Line Items]
Note payable due to related parties	$ 2,100,000	$ 2,100,000											$ 21,000	$ 11,000
Loss Contingency, Damages Awarded, Value																	2,600,000	235,000
Prejudgment Interest Rate																	12.00%	12.00%
Loss contingency damages awarded accrued interest																	1,300,000
Loss Contingency, Accrual Carrying Value, Current	4,300,000														3,600,000	4,000,000
Future Minimum Lease Payments, Required Per Month			24,000																30,000
Payment of contingent consideration from the CTS acquisition						5,750,000
Operating Leases, Rent Expense																				638,000	439,000
Litigation Settlement, Amount							1,075,000					215,000
Payments for Legal Settlements	(2,038,000)	0						275,000
Legal Settlement Costs	2,048,000	0							2,000,000
Legal Settlement Assets Transfer Value											631,000
Legal Settlement Tax On Assets Transfer											63,000
Legal Settlement Notes Issued										1,075,000
Interest Payable, Current	275,000			158,000
Provision for Doubtful Accounts	3,862,000	0
Escrow Shares Fair Value					625,139
Loss Contingency Accrual, Beginning Balance	$ 4,000,000